Balances under contracts with customers and other ifrs 15 disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Balances under contracts with customers and other IFRS15 disclosures [Abstract]
Disclosure of detailed information about customer contract assets liabilities [Table Text Block]

Million euro	2024	Exchange rate	Consolidation scope changes	Other	2025
Completed work pending certification	573	(21)	(25)	160	686
Retentions	191	(11)	(2)	(32)	145
Total customer contract assets	764	(32)	(27)	127	832
Work certified in advance	1,227	(101)	(3)	323	1,445
Advance payments	392	(19)	—	6	379
Total customer contract liabilities	1,619	(120)	(3)	328	1,824

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Completed work pending certification	446	10	—	118	573
Retentions	160	3	—	28	191
Total customer contract assets	606	13	—	146	764
Work certified in advance	1,124	26	—	77	1,227
Advance payments	406	1	—	(14)	392
Total customer contract liabilities	1,530	27	—	63	1,619

Disclosure of revenue from contracts with customers [text block]

Million euro	2025	2024	2023
Construction	7,455	7,091	6,909
Highways	1,361	1,236	1,071
Airports	111	90	8
Other segments	589	607	351
Revenue from contracts with customers	9,516	9,024	8,339

Disclosure of revenue related to performance obligations not satisfied at year end [Table Text Block]

REVENUE	2025	2026	2027	2028	2029 and beyond	TOTAL
Construction	6,942	4,407	2,572	1,070	2,447	17,438
Energy & Other	523	286	74	60	294	1,237
Total	7,465	4,693	2,646	1,130	2,741	18,675